TRANSACTIONS WITH RELATED PARTIES - Schedule of key management personnel compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Remuneration	$ 12,354	$ 12,815	$ 10,651
Board compensation	1,786	1,429	1,109
Non-monetary benefits	423	606	565
Short-term benefits	17,483	13,604	11,814
Termination benefits	1,341	59	1,157
Total	$ 33,387	$ 28,513	$ 25,296